Filed Pursuant to Rule 497(e)
Registration No. 333-46479

The Henssler Equity Fund (“The Fund”)
a series of The Henssler Funds, Inc.

Supplement dated June 7, 2011 to the Fund’s Prospectus and Statement of Additional Information dated August 30, 2010

Designation of Investor Class Shares

Effective June 6, 2011, The Fund’s unnamed class of shares was reclassified as Investor Class shares.

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